Derivative Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Commodity Contracts

As of June 30, 2012, we had the following oil derivative open positions:

Period Covered	Weighted Average Fixed Price	Weighted Average Floor Price	Weighted Average Ceiling Price	Total Bbls Hedged
Swaps — July 2012 through December 2012	$101.85			222,000
Collars — July 2012 through December 2012		$100.00	$117.00	36,000
Swaps — 2013	$100.30			408,000
Collars — 2013		$100.00	$111.00	72,000
Swaps — 2014	$97.87			240,000

Estimated Fair Values of Derivative Assets and Liabilities

The fair value and location of our derivatives in our condensed consolidated balance sheets was as follows:

	Asset Derivatives		Liability Derivatives
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative financial instruments — current asset	$6,941	$1,028	$—	$—
Derivative financial instruments — long term asset	5,332	1,505	—	—
Derivative financial instruments — current liability	—	—	—	—
Derivative financial instruments — long term liability	—	—	—	—

	$12,273	$2,533	$—	$—

Impact of Derivatives and their Location Within Unaudited Consolidated Statement of Operations

The following table presents the impact of derivative financial instruments and their location within the unaudited condensed consolidated statements of operations:

	Six Months Ended June 30,
	2012	2011
Realized gain (loss) on derivatives, net	$769	$(715)
Unrealized gain (loss) on derivatives, net	9,741	1,046

	$10,510	$331

Commodity Derivative Open Positions

At December 31, 2011 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan-Dec 2012	$104.28			Swap	72,000	WTI
Jan-Dec 2012	$100.00			Swap	96,000	WTI
Jan-Dec 2012	$99.95			Swap	60,000	WTI
Jan-Dec 2012	$100.97			Swap	120,000	WTI
Jan-Dec 2012		$100.00	$117.00	Collar	72,000	WTI
Jan-Dec 2013	$96.00			Swap	96,000	WTI
Jan-Dec 2013	$105.80			Swap	72,000	WTI
Jan-Dec 2013		$100.00	$111.00	Collar	72,000	WTI

At December 31, 2011, we recorded the estimated fair value of the derivative contracts as $1.5 million as a long-term asset and $1.0 million as a short-term asset.

At December 31, 2010 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan 2011-Dec 2011	$83.25			Swap	18,000	WTI
Jan 2011-Dec 2011	$86.75			Swap	12,000	WTI
Jan 2011-Dec 2011	$85.30			Swap	12,000	WTI
Jan 2011-Dec 2011	$89.55			Swap	18,000	WTI